Equity Awards - Stock Option Plan Activity (Detail) (Verso Paper Corp., Verso Paper Management LP Agreement, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Employee and Director stock options	Dec. 31, 2009 Officer and management performance-based options	Dec. 31, 2011 Service and performance-based employee and director stock options		Dec. 31, 2010 Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	15,200		1,388,746		1,140,402
Options granted	1,083,202	42,000	430,855		287,003
Options outstanding, ending balance			1,781,499		1,388,746
Forfeited			(32,295)		(36,650)
Exercised			(5,807)		(2,009)
Options exercisable			823,068
Options expected to vest			1,035,192
Average exercise price, beginning of period	$ 1.43		$ 3.36	[1]	$ 3.43	[1]
Average exercise price, options granted	$ 3.55	$ 1.13	$ 5.63		$ 2.87
Average exercise price, end of period			$ 3.90	[2]	$ 3.36	[1]
Average exercise price, forfeited			$ 3.97		$ 1.73
Average exercise price, exercised			$ 2.88		$ 1.09
Average exercise price, options exercisable			$ 3.40	[2]
Average exercise price, options expected to vest			$ 4.02
Average remaining contractual life (in years), options outstanding			5 years 1 month 6 days	[2]
Average remaining contractual life (in years), options exercisable			4 years 9 months 18 days	[2]
Aggregate intrinsic value, options exercisable			$ 4	[2]
Aggregate intrinsic value, options expected to vest
Average grant date fair value, beginning of period	$ 0.46		$ 2.05	[1]	$ 1.99	[1]
Average grant date fair value, options granted	$ 2.07	$ 0.35	$ 4.13		$ 2.16
Average grant date fair value, end of period			$ 2.59	[2]	$ 2.05	[1]
Average grant date fair value, forfeited			$ 2.68		$ 0.91
Average grant date fair value, exercised			$ 2.00		$ 0.34

[1]	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were treated as variable awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.
[2]	On December 31, 2011, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $3.69.